Balance Sheet Components - Schedule of Accrued Compensation and Benefits and Share-based Compensation (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued bonus, commissions, and cash awards	$ 10	$ 24
Accrued vacation and sabbatical	96	99
Accrued salaries and fringe benefits	2	12
Employee Stock Purchase Plan liability	7	5
Total accrued compensation and benefits	$ 115	$ 140